(Oppenheimer New Jersey Municipal Fund)
Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer New Jersey Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer New Jersey Municipal Fund)	Class A	Class B	Class C	Class Y
Management Fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%	0.11%	0.11%	0.11%
Other Expenses	0.07%	0.17%	0.08%	0.09%
Total Other Expenses	0.26%	0.36%	0.27%	0.28%
Total Annual Fund Operating Expenses	0.95%	1.80%	1.71%	0.82%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer New Jersey Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	568	765	978	1,591
Class B	685	871	1,183	1,699
Class C	275	543	936	2,036
Class Y	84	263	457	1,018

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer New Jersey Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	568	765	978	1,591
Class B	185	571	983	1,699
Class C	175	543	936	2,036
Class Y	84	263	457	1,018

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities, and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and New Jersey individual income taxes. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. New Jersey municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to New Jersey and federal income tax. These securities are "New Jersey municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from New Jersey taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of New Jersey. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of New Jersey municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of New Jersey Municipal Securities. Because the Fund invests primarily in New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of New Jersey and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, or Guam to the extent such obligations are exempt from state income taxes. These investments also are considered to be "New Jersey municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and New Jersey personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/NewJerseyMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.85% (3rd Qtr 09) and the lowest return was -22.83% (4th Qtr 08). For the period from January 1, 2012 through September 30, 2012 the cumulative return before sales charges and taxes was 10.82%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer New Jersey Municipal Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Mar 1, 1994	6.94%	0.84%	4.65%
Class A Return After Taxes on Distributions		Mar 1, 1994	6.94%	0.84%	4.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Mar 1, 1994	6.77%	1.45%	4.77%
Class B		Mar 1, 1994	6.31%	0.67%	4.69%
Class C		Aug 29, 1995	10.42%	1.04%	4.35%
Class Y		Nov 29, 2010	12.51%	8.03%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

(Oppenheimer Pennsylvania Municipal)

Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Pennsylvania Municipal)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Pennsylvania Municipal)	Class A	Class B	Class C	Class Y
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.12%	0.12%	0.12%	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%	0.16%	0.16%	0.16%
Other Expenses	0.07%	0.16%	0.08%	0.08%
Total Other Expenses	0.35%	0.44%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.98%	1.82%	1.74%	0.84%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Pennsylvania Municipal) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	571	774	993	1,625
Class B	687	878	1,194	1,727
Class C	278	553	952	2,069
Class Y	86	269	468	1,041

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Pennsylvania Municipal) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	571	774	993	1,625
Class B	187	578	994	1,727
Class C	178	553	952	2,069
Class Y	86	269	468	1,041

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and Pennsylvania personal income taxes and from the investment income tax of the school district of Philadelphia. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. Pennsylvania municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to Pennsylvania and federal income tax. These securities are "Pennsylvania municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Pennsylvania taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Pennsylvania. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Pennsylvania municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Pennsylvania Municipal Securities. Because the Fund invests primarily in Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Pennsylvania and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Pennsylvania municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Pennsylvania personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below-investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PennsylvaniaMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.10% (3rd Qtr 09) and the lowest return was -23.14% (2nd Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 11.20%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Pennsylvania Municipal)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Sep 18, 1989	6.01%	1.25%	4.99%
Class A Return After Taxes on Distributions		Sep 18, 1989	6.01%	1.25%	4.99%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Sep 18, 1989	6.12%	1.82%	5.09%
Class B		May 3, 1993	5.48%	1.11%	5.02%
Class C		Aug 29, 1995	9.48%	1.46%	4.69%
Class Y		Nov 29, 2010	11.55%	8.07%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

(Oppenheimer Rochester National Municipals)

Investment Objective. The Fund seeks a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester National Municipals)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester National Municipals)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.12%	0.12%	0.12%	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%	0.31%	0.31%	0.31%
Other Expenses	0.12%	0.21%	0.14%	0.12%
Total Other Expenses	0.55%	0.64%	0.57%	0.55%
Total Annual Fund Operating Expenses	1.07%	1.91%	1.84%	0.92%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester National Municipals) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	579	801	1,040	1,725
Class B	696	906	1,241	1,828
Class C	289	584	1,005	2,178
Class Y	94	295	512	1,136

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester National Municipals) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	579	801	1,040	1,725
Class B	196	606	1,041	1,828
Class C	189	584	1,005	2,178
Class Y	94	295	512	1,136

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal income tax. Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal income tax. This includes securities that generate income subject to the alternative minimum tax.

Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, including those below investment-grade (commonly called "junk bonds"). Under normal market conditions, however, the Fund intends to invest approximately 50% to 70% of its total assets in these types of securities. Below-investment-grade debt securities are those rated below "BBB-" by Standard & Poor's or "Baa3" by Moody's or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

Since the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund's investments should be considered speculative. The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting securities for the Fund, the portfolio managers look at a wide range of municipal sectors, coupons, and revenue sources for high-yield, tax-exempt municipal securities that offer high-income opportunities, might be overlooked by other investors and funds (including, in particular, unrated securities or securities of smaller issuers), or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 100% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund will not expose more than 35% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes. The Fund does not seek capital gains or growth. The Fund invests in bonds that are exposed to credit and interest rate risks and can invest without limit in high yield, lower rated bonds, including bonds rated below investment-grade ("junk bonds"). Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. There is no assurance that the Fund will achieve its investment objective. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RochesterNationalMunicipals

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 26.94% (3rd Qtr 09) and the lowest return was -33.96% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 15.55%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Rochester National Municipals)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Oct 1, 1993	6.40%	(5.57%)	2.07%
Class A Return After Taxes on Distributions		Oct 1, 1993	6.40%	(5.57%)	2.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Oct 1, 1993	6.99%	(3.70%)	2.80%
Class B		Oct 1, 1993	5.72%	(5.72%)	2.10%
Class C		Aug 29, 1995	9.89%	(5.38%)	1.77%
Class Y		Nov 29, 2010	11.89%	7.92%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

(Oppenheimer New Jersey Municipal Fund)
Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer New Jersey Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer New Jersey Municipal Fund)	Class A	Class B	Class C	Class Y
Management Fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.08%	0.08%	0.08%	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%	0.11%	0.11%	0.11%
Other Expenses	0.07%	0.17%	0.08%	0.09%
Total Other Expenses	0.26%	0.36%	0.27%	0.28%
Total Annual Fund Operating Expenses	0.95%	1.80%	1.71%	0.82%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer New Jersey Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	568	765	978	1,591
Class B	685	871	1,183	1,699
Class C	275	543	936	2,036
Class Y	84	263	457	1,018

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer New Jersey Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	568	765	978	1,591
Class B	185	571	983	1,699
Class C	175	543	936	2,036
Class Y	84	263	457	1,018

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities, and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and New Jersey individual income taxes. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. New Jersey municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to New Jersey and federal income tax. These securities are "New Jersey municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from New Jersey taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of New Jersey. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of New Jersey municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of New Jersey Municipal Securities. Because the Fund invests primarily in New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of New Jersey and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, or Guam to the extent such obligations are exempt from state income taxes. These investments also are considered to be "New Jersey municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and New Jersey personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/NewJerseyMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.85% (3rd Qtr 09) and the lowest return was -22.83% (4th Qtr 08). For the period from January 1, 2012 through September 30, 2012 the cumulative return before sales charges and taxes was 10.82%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer New Jersey Municipal Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Mar 1, 1994	6.94%	0.84%	4.65%
Class A Return After Taxes on Distributions		Mar 1, 1994	6.94%	0.84%	4.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Mar 1, 1994	6.77%	1.45%	4.77%
Class B		Mar 1, 1994	6.31%	0.67%	4.69%
Class C		Aug 29, 1995	10.42%	1.04%	4.35%
Class Y		Nov 29, 2010	12.51%	8.03%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

(Oppenheimer Pennsylvania Municipal)

Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Pennsylvania Municipal)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Pennsylvania Municipal)	Class A	Class B	Class C	Class Y
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.12%	0.12%	0.12%	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%	0.16%	0.16%	0.16%
Other Expenses	0.07%	0.16%	0.08%	0.08%
Total Other Expenses	0.35%	0.44%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.98%	1.82%	1.74%	0.84%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Pennsylvania Municipal) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	571	774	993	1,625
Class B	687	878	1,194	1,727
Class C	278	553	952	2,069
Class Y	86	269	468	1,041

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Pennsylvania Municipal) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	571	774	993	1,625
Class B	187	578	994	1,727
Class C	178	553	952	2,069
Class Y	86	269	468	1,041

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and Pennsylvania personal income taxes and from the investment income tax of the school district of Philadelphia. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. Pennsylvania municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to Pennsylvania and federal income tax. These securities are "Pennsylvania municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Pennsylvania taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Pennsylvania. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Pennsylvania municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Pennsylvania Municipal Securities. Because the Fund invests primarily in Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Pennsylvania and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Pennsylvania municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Pennsylvania personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below-investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PennsylvaniaMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.10% (3rd Qtr 09) and the lowest return was -23.14% (2nd Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 11.20%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Pennsylvania Municipal)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Sep 18, 1989	6.01%	1.25%	4.99%
Class A Return After Taxes on Distributions		Sep 18, 1989	6.01%	1.25%	4.99%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Sep 18, 1989	6.12%	1.82%	5.09%
Class B		May 3, 1993	5.48%	1.11%	5.02%
Class C		Aug 29, 1995	9.48%	1.46%	4.69%
Class Y		Nov 29, 2010	11.55%	8.07%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

(Oppenheimer Rochester National Municipals)

Investment Objective. The Fund seeks a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester National Municipals)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester National Municipals)	Class A	Class B	Class C	Class Y
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	none
Interest and Fees from Borrowing	0.12%	0.12%	0.12%	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%	0.31%	0.31%	0.31%
Other Expenses	0.12%	0.21%	0.14%	0.12%
Total Other Expenses	0.55%	0.64%	0.57%	0.55%
Total Annual Fund Operating Expenses	1.07%	1.91%	1.84%	0.92%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester National Municipals) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	579	801	1,040	1,725
Class B	696	906	1,241	1,828
Class C	289	584	1,005	2,178
Class Y	94	295	512	1,136

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester National Municipals) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	579	801	1,040	1,725
Class B	196	606	1,041	1,828
Class C	189	584	1,005	2,178
Class Y	94	295	512	1,136

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal income tax. Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal income tax. This includes securities that generate income subject to the alternative minimum tax.

Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, including those below investment-grade (commonly called "junk bonds"). Under normal market conditions, however, the Fund intends to invest approximately 50% to 70% of its total assets in these types of securities. Below-investment-grade debt securities are those rated below "BBB-" by Standard & Poor's or "Baa3" by Moody's or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

Since the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund's investments should be considered speculative. The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting securities for the Fund, the portfolio managers look at a wide range of municipal sectors, coupons, and revenue sources for high-yield, tax-exempt municipal securities that offer high-income opportunities, might be overlooked by other investors and funds (including, in particular, unrated securities or securities of smaller issuers), or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 100% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund will not expose more than 35% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes. The Fund does not seek capital gains or growth. The Fund invests in bonds that are exposed to credit and interest rate risks and can invest without limit in high yield, lower rated bonds, including bonds rated below investment-grade ("junk bonds"). Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. There is no assurance that the Fund will achieve its investment objective. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RochesterNationalMunicipals

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 26.94% (3rd Qtr 09) and the lowest return was -33.96% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 15.55%.

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Rochester National Municipals)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years (or life of class, if less)
Class A		Oct 1, 1993	6.40%	(5.57%)	2.07%
Class A Return After Taxes on Distributions		Oct 1, 1993	6.40%	(5.57%)	2.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares		Oct 1, 1993	6.99%	(3.70%)	2.80%
Class B		Oct 1, 1993	5.72%	(5.72%)	2.10%
Class C		Aug 29, 1995	9.89%	(5.38%)	1.77%
Class Y		Nov 29, 2010	11.89%	7.92%
Barclays Capital Municipal Bond Index			10.70%	5.22%	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]			7.87%
Consumer Price Index			2.96%	2.26%	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			2.89%
[1]	From 11/30/10.

Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer New Jersey Municipal Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer New Jersey Municipal Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer New Jersey Municipal Fund) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Pennsylvania Municipal) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Pennsylvania Municipal) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer Pennsylvania Municipal) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer Pennsylvania Municipal) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Rochester National Municipals) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Rochester National Municipals) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer Rochester National Municipals) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer Rochester National Municipals) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Class A
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.07%
Total Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.95%
(Oppenheimer New Jersey Municipal Fund) | Class B
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.17%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.80%
(Oppenheimer New Jersey Municipal Fund) | Class C
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.08%
Total Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.71%
(Oppenheimer New Jersey Municipal Fund) | Class Y
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.11%
Other Expenses	0.09%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.82%
(Oppenheimer Pennsylvania Municipal) | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.07%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.98%
(Oppenheimer Pennsylvania Municipal) | Class B
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.16%
Total Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.82%
(Oppenheimer Pennsylvania Municipal) | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.08%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.74%
(Oppenheimer Pennsylvania Municipal) | Class Y
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.16%
Other Expenses	0.08%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.84%
(Oppenheimer Rochester National Municipals) | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.12%
Total Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.07%
(Oppenheimer Rochester National Municipals) | Class B
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.21%
Total Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.91%
(Oppenheimer Rochester National Municipals) | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.90%
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.14%
Total Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.84%
(Oppenheimer Rochester National Municipals) | Class Y
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.12%
Interest and Related Expenses from Inverse Floaters	0.31%
Other Expenses	0.12%
Total Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.92%

Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.44%
Annual Return 2003	7.21%
Annual Return 2004	8.53%
Annual Return 2005	10.10%
Annual Return 2006	7.76%
Annual Return 2007	(4.73%)
Annual Return 2008	(34.20%)
Annual Return 2009	49.92%
Annual Return 2010	3.72%
Annual Return 2011	12.28%
(Oppenheimer Pennsylvania Municipal) | Class A
Bar Chart Table:
Annual Return 2002	10.95%
Annual Return 2003	9.81%
Annual Return 2004	7.06%
Annual Return 2005	8.97%
Annual Return 2006	7.60%
Annual Return 2007	(2.33%)
Annual Return 2008	(33.95%)
Annual Return 2009	48.44%
Annual Return 2010	4.79%
Annual Return 2011	11.30%
(Oppenheimer Rochester National Municipals) | Class A
Bar Chart Table:
Annual Return 2002	5.78%
Annual Return 2003	14.93%
Annual Return 2004	10.56%
Annual Return 2005	9.96%
Annual Return 2006	10.56%
Annual Return 2007	(10.33%)
Annual Return 2008	(48.90%)
Annual Return 2009	51.35%
Annual Return 2010	1.76%
Annual Return 2011	11.70%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer New Jersey Municipal Fund) | Class A
Average Annual Return:
1 Year	6.94%
5 Years (or life of class, if less)	0.84%
10 Years (or life of class, if less)	4.65%
Inception Date	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.94%
5 Years (or life of class, if less)	0.84%
10 Years (or life of class, if less)	4.65%
Inception Date	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.77%
5 Years (or life of class, if less)	1.45%
10 Years (or life of class, if less)	4.77%
Inception Date	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class B
Average Annual Return:
1 Year	6.31%
5 Years (or life of class, if less)	0.67%
10 Years (or life of class, if less)	4.69%
Inception Date	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class C
Average Annual Return:
1 Year	10.42%
5 Years (or life of class, if less)	1.04%
10 Years (or life of class, if less)	4.35%
Inception Date	Aug 29, 1995
(Oppenheimer New Jersey Municipal Fund) | Class Y
Average Annual Return:
1 Year	12.51%
5 Years (or life of class, if less)	8.03%
10 Years (or life of class, if less)
Inception Date	Nov 29, 2010
(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer Pennsylvania Municipal) | Class A
Average Annual Return:
1 Year	6.01%
5 Years (or life of class, if less)	1.25%
10 Years (or life of class, if less)	4.99%
Inception Date	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.01%
5 Years (or life of class, if less)	1.25%
10 Years (or life of class, if less)	4.99%
Inception Date	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.12%
5 Years (or life of class, if less)	1.82%
10 Years (or life of class, if less)	5.09%
Inception Date	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class B
Average Annual Return:
1 Year	5.48%
5 Years (or life of class, if less)	1.11%
10 Years (or life of class, if less)	5.02%
Inception Date	May 3, 1993
(Oppenheimer Pennsylvania Municipal) | Class C
Average Annual Return:
1 Year	9.48%
5 Years (or life of class, if less)	1.46%
10 Years (or life of class, if less)	4.69%
Inception Date	Aug 29, 1995
(Oppenheimer Pennsylvania Municipal) | Class Y
Average Annual Return:
1 Year	11.55%
5 Years (or life of class, if less)	8.07%
10 Years (or life of class, if less)
Inception Date	Nov 29, 2010
(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
(Oppenheimer Rochester National Municipals) | Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
(Oppenheimer Rochester National Municipals) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
(Oppenheimer Rochester National Municipals) | Class A
Average Annual Return:
1 Year	6.40%
5 Years (or life of class, if less)	(5.57%)
10 Years (or life of class, if less)	2.07%
Inception Date	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.40%
5 Years (or life of class, if less)	(5.57%)
10 Years (or life of class, if less)	2.07%
Inception Date	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.99%
5 Years (or life of class, if less)	(3.70%)
10 Years (or life of class, if less)	2.80%
Inception Date	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class B
Average Annual Return:
1 Year	5.72%
5 Years (or life of class, if less)	(5.72%)
10 Years (or life of class, if less)	2.10%
Inception Date	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class C
Average Annual Return:
1 Year	9.89%
5 Years (or life of class, if less)	(5.38%)
10 Years (or life of class, if less)	1.77%
Inception Date	Aug 29, 1995
(Oppenheimer Rochester National Municipals) | Class Y
Average Annual Return:
1 Year	11.89%
5 Years (or life of class, if less)	7.92%
10 Years (or life of class, if less)
Inception Date	Nov 29, 2010

[1]	From 11/30/10.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000853593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
(Oppenheimer New Jersey Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities, and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and New Jersey individual income taxes. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. New Jersey municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to New Jersey and federal income tax. These securities are "New Jersey municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from New Jersey taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of New Jersey. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of New Jersey municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of New Jersey Municipal Securities. Because the Fund invests primarily in New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the State of New Jersey and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, or Guam to the extent such obligations are exempt from state income taxes. These investments also are considered to be "New Jersey municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and New Jersey personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/NewJerseyMunicipalFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/NewJerseyMunicipalFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 22.85% (3rd Qtr 09) and the lowest return was -22.83% (4th Qtr 08). For the period from January 1, 2012 through September 30, 2012 the cumulative return before sales charges and taxes was 10.82%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.22%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.38%
(Oppenheimer New Jersey Municipal Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.87%	[1]
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.26%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.48%
(Oppenheimer New Jersey Municipal Fund) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.89%	[1]
(Oppenheimer New Jersey Municipal Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	568
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	978
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,591
Annual Return 2002	rr_AnnualReturn2002	9.44%
Annual Return 2003	rr_AnnualReturn2003	7.21%
Annual Return 2004	rr_AnnualReturn2004	8.53%
Annual Return 2005	rr_AnnualReturn2005	10.10%
Annual Return 2006	rr_AnnualReturn2006	7.76%
Annual Return 2007	rr_AnnualReturn2007	(4.73%)
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	49.92%
Annual Return 2010	rr_AnnualReturn2010	3.72%
Annual Return 2011	rr_AnnualReturn2011	12.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 through September 30, 2012 the cumulative return before sales charges and taxes was 10.82%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 22.85% (3rd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -22.83% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.83%)
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.84%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.84%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.45%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	983
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,699
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.67%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1994
(Oppenheimer New Jersey Municipal Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,036
1 Year	rr_AverageAnnualReturnYear01	10.42%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.04%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1995
(Oppenheimer New Jersey Municipal Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.08%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	263
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,018
1 Year	rr_AverageAnnualReturnYear01	12.51%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	8.03%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 2010
(Oppenheimer Pennsylvania Municipal)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective. The Fund seeks as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities consistent with preservation of capital.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions, the Fund seeks to invest 100% of its net assets in municipal securities and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal and Pennsylvania personal income taxes and from the investment income tax of the school district of Philadelphia. These securities primarily include municipal bonds, municipal notes and interests in municipal leases. Pennsylvania municipal securities also include debt obligations of the governments of certain territories, possessions and commonwealths of the United States, if the interest is not subject to Pennsylvania and federal income tax. These securities are "Pennsylvania municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Pennsylvania taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Pennsylvania. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called "junk bonds"). Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Pennsylvania municipal securities that provide high current income, have favorable credit characteristics or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Pennsylvania Municipal Securities. Because the Fund invests primarily in Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Pennsylvania and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts, natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam, or Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Pennsylvania municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Pennsylvania personal income taxes. The Fund does not seek capital gains or growth. Investors should be willing to assume credit and interest rate risks and the special risks of bonds that are rated below-investment-grade. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PennsylvaniaMunicipalFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PennsylvaniaMunicipalFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.10% (3rd Qtr 09) and the lowest return was -23.14% (2nd Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 11.20%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.22%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.38%
(Oppenheimer Pennsylvania Municipal) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.87%	[1]
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.26%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.48%
(Oppenheimer Pennsylvania Municipal) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.89%	[1]
(Oppenheimer Pennsylvania Municipal) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,625
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	571
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	774
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,625
Annual Return 2002	rr_AnnualReturn2002	10.95%
Annual Return 2003	rr_AnnualReturn2003	9.81%
Annual Return 2004	rr_AnnualReturn2004	7.06%
Annual Return 2005	rr_AnnualReturn2005	8.97%
Annual Return 2006	rr_AnnualReturn2006	7.60%
Annual Return 2007	rr_AnnualReturn2007	(2.33%)
Annual Return 2008	rr_AnnualReturn2008	(33.95%)
Annual Return 2009	rr_AnnualReturn2009	48.44%
Annual Return 2010	rr_AnnualReturn2010	4.79%
Annual Return 2011	rr_AnnualReturn2011	11.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 11.20%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 21.10% (3rd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -23.14% (2nd Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.25%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.25%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.82%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1989
(Oppenheimer Pennsylvania Municipal) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	578
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	994
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,727
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.11%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
(Oppenheimer Pennsylvania Municipal) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,069
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	553
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	952
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,069
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.46%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1995
(Oppenheimer Pennsylvania Municipal) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	468
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,041
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	8.07%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 2010
(Oppenheimer Rochester National Municipals)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective. The Fund seeks a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests in municipal securities that, in the opinion of counsel to the issuer of the security, are exempt from federal income tax. Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal income tax. This includes securities that generate income subject to the alternative minimum tax.

Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, including those below investment-grade (commonly called "junk bonds"). Under normal market conditions, however, the Fund intends to invest approximately 50% to 70% of its total assets in these types of securities. Below-investment-grade debt securities are those rated below "BBB-" by Standard & Poor's or "Baa3" by Moody's or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

Since the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund's investments should be considered speculative. The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change.

The Fund can invest in inverse floaters, a variable rate obligation and form of derivative, to seek increased income and return. The Fund's investment in inverse floaters entails a degree of leverage. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters.

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting securities for the Fund, the portfolio managers look at a wide range of municipal sectors, coupons, and revenue sources for high-yield, tax-exempt municipal securities that offer high-income opportunities, might be overlooked by other investors and funds (including, in particular, unrated securities or securities of smaller issuers), or are special situations that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 100% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund will not expose more than 35% of its total assets to the effects of leverage from its investments in inverse floaters.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes. The Fund does not seek capital gains or growth. The Fund invests in bonds that are exposed to credit and interest rate risks and can invest without limit in high yield, lower rated bonds, including bonds rated below investment-grade ("junk bonds"). Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. There is no assurance that the Fund will achieve its investment objective. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/RochesterNationalMunicipals

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/RochesterNationalMunicipals
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 26.94% (3rd Qtr 09) and the lowest return was -33.96% (4th Qtr 08). For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 15.55%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.22%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.38%
(Oppenheimer Rochester National Municipals) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.87%	[1]
(Oppenheimer Rochester National Municipals) | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.26%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.48%
(Oppenheimer Rochester National Municipals) | Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.89%	[1]
(Oppenheimer Rochester National Municipals) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	801
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,725
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	579
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	801
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,725
Annual Return 2002	rr_AnnualReturn2002	5.78%
Annual Return 2003	rr_AnnualReturn2003	14.93%
Annual Return 2004	rr_AnnualReturn2004	10.56%
Annual Return 2005	rr_AnnualReturn2005	9.96%
Annual Return 2006	rr_AnnualReturn2006	10.56%
Annual Return 2007	rr_AnnualReturn2007	(10.33%)
Annual Return 2008	rr_AnnualReturn2008	(48.90%)
Annual Return 2009	rr_AnnualReturn2009	51.35%
Annual Return 2010	rr_AnnualReturn2010	1.76%
Annual Return 2011	rr_AnnualReturn2011	11.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to September 30, 2012 the cumulative return before sales charges and taxes was 15.55%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 26.94% (3rd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -33.96% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.96%)
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.57%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.57%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(3.70%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,828
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.72%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
(Oppenheimer Rochester National Municipals) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,178
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	584
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,005
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,178
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.38%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1995
(Oppenheimer Rochester National Municipals) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.12%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,136
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.92%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 29, 2010
[1]	From 11/30/10.